Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended		2 Months Ended
	Jun. 25, 2020	Apr. 17, 2020	May 01, 2020		Jun. 30, 2020	Apr. 16, 2020
Related Party Transaction [Line Items]
Exercise price of warrants			$ 11.50		$ 11.50
Period to issue warrant after completion of initial business combination			30 days		30 days
Note payable - related party					$ 75,000
Founder | Over-Allotment Units
Related Party Transaction [Line Items]
Underwriter options exercised					750,000
Founder | Over-Allotment Units | Maximum
Related Party Transaction [Line Items]
Shares forfeited		750,000
Working Capital Loans
Related Party Transaction [Line Items]
Exercise price of warrants			$ 1.00		$ 1.00
Borrowing outstanding			$ 0		$ 0
Sponsor | Maximum
Related Party Transaction [Line Items]
Number of trading days			30 days		30 days
Sponsor | Minimum
Related Party Transaction [Line Items]
Number of trading days			20 days		20 days
Number of days commencing after initial business combination			150 days		150 days
Sponsor | Over-Allotment Units
Related Party Transaction [Line Items]
Number of warrants issued			6,575,000
Sponsor | Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants issued			5,975,000		6,575,000
Warrants price			$ 1.00		$ 1.00
Proceeds from issuance of warrants					$ 6,600,000
Exercise price of warrants			$ 11.50		$ 11.50
Sponsor | Promissory Note | Initial Public Offering
Related Party Transaction [Line Items]
Debt face amount		$ 300,000
Note payable - related party			$ 75,000		$ 75,000
DEHC LLC
Related Party Transaction [Line Items]
Service and administrative fees			$ 20,000		20,000
General and administrative expense					20,000
Accounts payable					$ 20,000
DEHC LLC | Daniel Huber
Related Party Transaction [Line Items]
Period of service			18 months		18 months
Class B Common Stock
Related Party Transaction [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001
Common stock, outstanding			5,750,000		5,750,000	0
Class B Common Stock | Sponsor
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares	5,750,000	5,031,250	5,750,000	[1],[2]	5,750,000
Common stock, outstanding	5,750,000	5,750,000
Class B Common Stock | Sponsor | Over-Allotment Units
Related Party Transaction [Line Items]
Underwriter options exercised					750,000
Class B Common Stock | Sponsor | Founder
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares		5,031,250
Common stock, par value		$ 0.0001
Common stock, outstanding	5,750,000
Class A Common Stock
Related Party Transaction [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001
Common stock, outstanding			0		1,156,073	0
Share price			$ 11.50		$ 11.50
Class A Common Stock | Sponsor
Related Party Transaction [Line Items]
Share price			$ 12.00
Class A Common Stock | Sponsor | Minimum
Related Party Transaction [Line Items]
Share price					$ 12.00
Common Stock
Related Party Transaction [Line Items]
Percentage of shares issued and outstanding		20.00%
Warrants | Working Capital Loans
Related Party Transaction [Line Items]
Debt conversion converted instrument amount			$ 1,500,000		$ 1,500,000

[1]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.